Deposits, Prepayments and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deposits, Prepayments and Other Current Assets
	As of March 31,
	2025	2024
	USD	USD

Deposits	12,913	474
Advance to supplier	381,982	-
Prepayments	66,670	9,615
Other receivables	24,491	10,836
Less: allowance for credit loss	(2,192)	-
	483,864	20,925

Schedule of Deposits, Prepayments and Other Current Assets Movement of Allowance for Loss Account	The movement of allowance for loss accounts are as follows:
	As of March 31,
	2025	2024
	USD	USD

Balance at beginning of the year	-	-
Addition during the year	2,192	-
Balance at end of the year	2,192	-